Leases - Schedule of Other Information Related to Leases (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Weighted average remaining lease term (in years)
Operating leases	7 years 4 months 24 days	8 years 3 months 18 days	7 years 4 months 24 days	8 years 3 months 18 days	7 years 9 months 18 days	8 years 9 months 18 days
Finance leases	1 year 9 months 18 days	2 years 4 months 24 days	1 year 9 months 18 days	2 years 4 months 24 days	1 year 10 months 24 days	9 months 18 days
Weighted average discount rate:
Operating leases	8.10%	7.90%	8.10%	7.90%	8.10%	8.00%
Finance lease	4.60%	4.60%	4.60%	4.60%	4.60%	12.70%
Cash paid for amounts included in measurement of lease liabilities
Operating cash flows from operating leases	$ 99	$ 107	$ 203	$ 209	$ 423	$ 222
Operating cash flows from finance leases	2	2	4	14	16	45
ROU assets obtained in exchange for lease obligations
Operating leases	0	0	0	55	55	1,375
Finance lease	$ 0	$ 0	$ 0	$ 0	$ 0	$ 47